Annual Total Returns - Eaton Vance Global Sovereign Opportunities Fund	Oct. 31, 2024
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Class A
Bar Chart Table:
2015	(4.00%)
2016	2.16%
2017	10.57%
2018	(2.67%)
2019	6.09%
2020	9.32%
2021	(5.70%)
2022	(11.29%)
2023	8.45%
2024	(2.82%)